Result on Disposal of Group Companies - Summary of Result on Disposal of Group Companies (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Gains Losses On Disposals Of Noncurrent Assets [Line Items]
Gain loss on disposal of companies	€ (123,000,000)	€ 1,000,000	€ 1,000,000
Baring Private Equity Partners [member]
Disclosure Of Gains Losses On Disposals Of Noncurrent Assets [Line Items]
Gain loss on disposal of companies		€ 1,000,000	€ 1,000,000
ING Lease Italy [Member]
Disclosure Of Gains Losses On Disposals Of Noncurrent Assets [Line Items]
Gain loss on disposal of companies	€ (123,000,000)